Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives of the Company’s property and equipment are as follows:
Useful Life
Equipment	3 years
The estimated useful lives of the Company’s property and equipment are as follows:
Useful Life
Equipment	3 years